May 4, 2009	Matthew Gaarder-Wang (415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Ms. Michelle Roberts

100 F Street, N.E.

Washington, D.C. 20549

Re:	RS Variable Products Trust (the “Trust”) File Nos. 333-135544 and 811-21922

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Prospectuses each dated May 1, 2009 relating to each of RS Mid Cap Growth VIP Series, RS Technology VIP Series, RS Partners VIP Series, RS Value VIP Series, RS Global Natural Resources VIP Series, RS Large Cap Value VIP Series, RS Small Cap Growth Equity VIP Series, RS Large Cap Alpha VIP Series, RS Equity Dividend VIP Series, RS S&P 500 Index VIP Series, RS Asset Allocation VIP Series, RS International Growth VIP Series, RS Emerging Markets VIP Series, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield Bond VIP Series, and RS Money Market VIP Series, each a series of the Trust, and the Statement of Additional Information dated May 1, 2009, relating to each of the aforementioned series, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 11 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on May 1, 2009, and became effective immediately.

Please direct any questions to the undersigned at (415) 315-6302. Thank you.

Sincerely,

/S/ MATTHEW GAARDER-WANG

Matthew Gaarder-Wang

cc:	Benjamin L. Douglas, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq.